Redeemable Convertible Preferred Stock (Detail) (Inventergy Inc [Member], USD $)	Sep. 30, 2013
Convertible Preferred Stock Series A One [Member]
Original Issue Price	$ 0.0100
Shares Designated	5,000,000
Shares Issued	5,000,000
Shares Outstanding	5,000,000
Liquidation Preference	$ 2,700,000
Convertible Preferred Stock Series A Two [Member]
Original Issue Price	$ 1.6996
Shares Designated	1,176,748
Shares Issued	1,176,748
Shares Outstanding	1,176,748
Liquidation Preference	$ 2,000,001